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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C. 20549
                                Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Fund Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-7408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  July 28, 1999
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[el]
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-____________ ________________________________

[Repeat as necessary.]


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name ____ 28-____________ ________________________

[Repeat as necessary.

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Navellier Fund Management, Inc.

FORM 13F
June 30, 1999

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
                                                                                                           Voting Authority
                                                                                                           ------------------------
                                                        Value     Shares/   Sh/  Put/ Invstmt

Name of Issuer                Title of class  CUSIP     (x$1000)  Prn Amt   Prn  Call Dscretn   Managers   Sole      Shared   None
--------------------------    --------------  --------- --------  -------   ---  ---- -------   ---------- --------  -------- -----
Abercrombie & Fitch           COM             002896207      6946    144700 SH        Sole                    144700
Adaptec Inc.                  COM             00651F108     10160    287700 SH        Sole                    287700
Alpha Inds Inc.               COM             020753109      8953    188000 SH        Sole                    188000
American Eagle Outfitters     COM             02553E106     16667    366300 SH        Sole                    366300
Ameritrade Holding Corp.      COM             03072H109     12847    121200 SH        Sole                    121200
Amgen                         COM             031162100      9314    153000 SH        Sole                    153000
Andrx Corp.                   COM             034551101      7512     97400 SH        Sole                     97400
AnnTaylor Stores              COM             036115103      3132     69600 SH        Sole                     69600
Apria Healthcare Gp.          COM             037933108      5474    322000 SH        Sole                    322000
Best Buy                      COM             086516101      9517    141000 SH        Sole                    141000
Bindley Western Ind.          COM             090324104      2313    100308 SH        Sole                    100308
BroadVision Inc.              COM             111412102      9683    131300 SH        Sole                    131300
CMG Information               COM             125750109      5156     45200 SH        Sole                     45200
Catalina Marketing Corp.      COM             148867104      5603     60900 SH        Sole                     60900
Citrix Systems Inc.           COM             177376100     11362    201100 SH        Sole                    201100
Clarify Inc.                  COM             180492100      6748    163600 SH        Sole                    163600
Colorado Medtech Inc          COM             19652U104      2681    122200 SH        Sole                    122200
Commscope Inc.                COM             203372107      5935    193000 SH        Sole                    193000
E. W. Blanch Holdings         COM             093210102      9690    142100 SH        Sole                    142100
EMC Corp                      COM             268648102     14778    268700 SH        Sole                    268700
Electronics for Imaging       COM             286082102      8539    166200 SH        Sole                    166200
Gap                           COM             364760108     11943    237075 SH        Sole                    237075
Gemstar Internl.              COM             G3788V106     11197    171600 SH        Sole                    171600
Icos Corp                     COM             449295104     10432    255600 SH        Sole                    255600
Jabil Circuit                 COM             466313103      7256    160800 SH        Sole                    160800
K-Swiss Inc.                  COM             482686102      9691    208400 SH        Sole                    208400
Labor Ready Inc.              COM             505401208      3871    119100 SH        Sole                    119100
Lexmark Intl.                 COM             529771107      7532    115000 SH        Sole                    115000
MTI Technology Corp.          COM             553903105      3657    280000 SH        Sole                    280000
Macromedia                    COM             556100105     14400    408500 SH        Sole                    408500

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Medimmune Inc.                COM             584699102     11511    169900 SH        Sole                    169900
Mercury Interactive Corp      COM             589405109      5098    144100 SH        Sole                    144100
MiniMed Inc.                  COM             60365K108     10210    132700 SH        Sole                    132700
Mobile Mini Inc.              COM             60740F105      1956    100000 SH        Sole                    100000
Nokia                         COM             654902204     14211    155200 SH        Sole                    155200
PDS Financial Corp            COM             69329T105       836    169355 SH        Sole                    169355
Power Integrations Inc.       COM             739276103      8833    120800 SH        Sole                    120800
Priority Healthcare Corp.     COM             74264T102      1744     50554 SH        Sole                     50554
QLogic Corp                   COM             747277101     10111     76600 SH        Sole                     76600
RF Micro Devices Inc.         COM             749941100      4119     55200 SH        Sole                     55200
Tarrant Apparel Group         COM             876289109      6309    277300 SH        Sole                    277300
VISX Inc.                     COM             92844S105     17675    223200 SH        Sole                    223200
Waters Corp                   COM             941848103      7905    148800 SH        Sole                    148800
43 DATA RECORDS                                            353506           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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